July 12, 2007
PRIVILEGED AND CONFIDENTIAL
BY EDGAR TRANSMISSION
     Re: Approach Resources Inc. Registration Statement on Form S-1
Ladies and Gentlemen:
     As counsel for, and on behalf of, Approach Resources Inc. (the “Registrant”), we submit to you for filing under the Securities Act of 1933, as amended, the Registrant’s Registration Statement on Form S-1 (the “Registration Statement”). Pursuant to Rule 457 of Regulation C, the filing fee due in connection with this offering is $4,061, which has been previously transmitted by wire transfer. This fee has been calculated based on the proposed maximum aggregate offering price.
     In connection with the Securities and Exchange Commission’s consideration of the Registration Statement, please note that the Registrant has previously submitted a letter, dated April 23, 2007, from Steven P. Smart, Executive Vice President and Chief Financial Officer, to the Chief Accountant of the Division of Corporation Finance, wherein the Registrant made proposals relating to the financial statements that would be provided in connection with the Registrant’s acquisition of certain oil and gas producing properties from Neo Canyon Exploration, L.P. In such letter, the Registrant concluded two years of audited financial statements would be required for the acquired business. In lieu of providing full carve-out financial statements for the acquired business, the Registrant proposed providing audited statements of revenues and direct operating expenses for the periods required in full satisfaction of Section 3-05 of Regulation S-X. By reply letter dated April 25, 2007 from Ms. Leslie A. Overton, Associate Chief Accountant of the Division of Corporation Finance, to the Registrant, Ms. Overton stated that the Staff of the Securities and Exchange Commission would not object to the conclusions of the Registrant.
     If any questions should arise in the course of your review of the Registration Statement, please call Joe Dannenmaier of this firm at (214) 969-1393 or the undersigned at (214) 969-1324.
Sincerely,
/s/ Wesley P. Williams
Wesley P. Williams
Enclosures